Available for Sale Debt Securities - Summary of Available for Sale Debt Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt and Equity Securities, FV-NI [Line Items]
Cost	$ 142,706	$ 125,121	$ 125,121
Unrealized gains	106,494	89,279	6,159
Fair Value	249,200	214,400	131,280
Available for sale debt securities, current	69,261	69,984
Available for sale debt securities, noncurrent	179,939	163,016
Previously Reported [Member]
Debt and Equity Securities, FV-NI [Line Items]
Unrealized gains		107,879
Fair Value		233,000
Available for sale debt securities, noncurrent		144,416	131,280
Series A Biohaven Preferred Shares
Debt and Equity Securities, FV-NI [Line Items]
Cost	125,121	125,121
Unrealized gains	78,779	89,279
Fair Value	203,900	214,400
Available for sale debt securities, current	69,300	70,000
Available for sale debt securities, noncurrent	134,600	144,400
Series B Biohaven Preferred Shares
Debt and Equity Securities, FV-NI [Line Items]
Cost	17,585
Unrealized gains	5,315
Fair Value	22,900
Forwards
Debt and Equity Securities, FV-NI [Line Items]
Cost	0	0
Unrealized gains	22,400	18,600
Fair Value	$ 22,400	18,600
Preferred Shares
Debt and Equity Securities, FV-NI [Line Items]
Cost		125,121	125,121
Unrealized gains		89,279	6,159
Fair Value		$ 214,400	$ 131,280